Feb. 26, 2016

GOLDMAN SACHS TRUST

Goldman Sachs Dividend Focus Funds

Class A, Class C, Institutional, Class IR, and Class R6 Shares of the

Goldman Sachs Income Builder Fund

(the “Fund”)

Supplement dated April 25, 2016 to the

Prospectus (the “Prospectus”)

dated February 26, 2016

At a meeting held on April 13-14, 2016, the Board of Trustees of the Goldman Sachs Trust approved certain enhancements to the Fund’s investment strategies, consistent with its investment objective and overall investment approach, as described below.

Effective immediately, the Fund’s Prospectus is revised as follows:

The following is inserted after the second paragraph of the “Additional Information” subsection in the “Goldman Sachs Income Builder Fund— Summary—Principal Strategy” section of the Prospectus:

The Fund seeks to generate additional cash flow and may reduce volatility by the sale of call options on the S&P 500® Index or other regional stock market indices (or related ETFs).

The Fund expects that, under normal circumstances, it will sell call options in an amount that is between 15% and 25% of the value of the Fund’s portfolio. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price and the market price of the index determine the gain or loss realized by the Fund as the seller of the call option.

During periods in which the U.S. equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying index over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without the options.

The following is added under the “Goldman Sachs Income Builder Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Option Writing Risk. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash (the premium) at the time of selling the call option. In a rising market, the Fund could significantly under-perform the market. Furthermore, the Fund’s call option writing strategies may not fully protect it against market declines because the Fund will continue to bear the risk of a decline in the value of its portfolio securities. In a sharply-falling equity market, the Fund will likely also experience sharp declines in its NAV.